Guarantees, commitments and risks (Details 11) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Trade and other current liabilities [Member]
Disclosure Of Contingent Liabilities Explanatory [Line Items]
Gross amount of financial assets and liabilities	€ 18,280	€ 17,963
Gross amount of financial assets and liabilities subject to offsetting	1,533	1,215
Net amount of financial assets and liabilities	16,747	16,748
Other current liabilities [Member]
Disclosure Of Contingent Liabilities Explanatory [Line Items]
Gross amount of financial assets and liabilities	5,616	2,794
Gross amount of financial assets and liabilities subject to offsetting	1,636	1,279
Net amount of financial assets and liabilities	3,980	1,515
Trade and other current receivables [Member]
Disclosure Of Contingent Liabilities Explanatory [Line Items]
Gross amount of financial assets and liabilities	15,634	16,636
Gross amount of financial assets and liabilities subject to offsetting	1,533	1,215
Net amount of financial assets and liabilities	14,101	15,421
Other current assets [Member]
Disclosure Of Contingent Liabilities Explanatory [Line Items]
Gross amount of financial assets and liabilities	3,894	2,852
Gross amount of financial assets and liabilities subject to offsetting	1,636	1,279
Net amount of financial assets and liabilities	€ 2,258	€ 1,573